Description Of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Description Of Business
Description Of Business

NOTE 1. BASIS OF PRESENTATION

The accompanying unaudited Condensed Consolidated Financial Statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the Securities and Exchange Commission for interim financial information. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, the accompanying Condensed Consolidated Financial Statements of Endo Pharmaceuticals Holdings Inc. (the Company or we, our, us, or Endo) and its subsidiaries, which are unaudited, include all normal and recurring adjustments considered necessary to present fairly the Company's financial position as of June 30, 2011 and the results of our operations and our cash flows for the periods presented. Operating results for the three-month and six-month periods ended June 30, 2011 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011.

On June 17, 2011, the Company acquired AMS, a worldwide developer and provider of technology solutions to physicians treating men's and women's pelvic health conditions. In November 2010, the Company acquired Qualitest, a United States based privately-held generics company. In September 2010, the Company acquired its partner on Opana® ER, Penwest, a drug delivery company focused on applying its drug delivery technologies and drug formulation expertise to the formulation of its collaborators' product candidates under licensing collaborations. In July 2010, the Company acquired HealthTronics, a provider of healthcare services and manufacturer of medical devices, primarily for the urology community. The condensed consolidated results of operations presented herein reflect the operating results of AMS from and including June 18, 2011 and of Qualitest, Penwest, and HealthTronics from January 1, 2011. Additionally, all of the assets acquired and liabilities assumed in connection with the AMS, Qualitest, Penwest, and HealthTronics acquisitions are recorded at their respective fair values and are included in the accompanying Condensed Consolidated Financial Statements as of June 30, 2011.

NOTE 1. DESCRIPTION OF BUSINESS

Endo Pharmaceuticals Holdings Inc., together with its subsidiaries, (the Company or we) is a United States-based, specialty healthcare solutions company focused on high-value branded products and generics as well as devices and services. We aim to partner with healthcare professionals and payment providers to deliver a suite of complementary branded and generic drugs, devices and clinical data to meet the needs of patients in areas such as pain management, urology, oncology and endocrinology. The Company was incorporated on November 18, 1997 under the laws of the State of Delaware.

In the first quarter of 2009, we acquired Indevus Pharmaceuticals (Indevus), a specialty pharmaceutical company engaged in the acquisition, development and commercialization of products to treat conditions in urology and endocrinology. On July 2, 2010, we acquired HealthTronics, Inc. a provider of healthcare services and manufacturer of medical devices, primarily for the urology community. On September 20, 2010, we acquired a majority interest in Penwest Pharmaceuticals Co., a drug development company. Additionally, on November 30, 2010, we acquired Qualitest, a privately-held generics company in the U.S.